Due from Financial Institutions	12 Months Ended
Dec. 31, 2017
Due From Financial Institution Abstract [Abstract]
Disclosure Of Cash And Bank Balances At Central Banks Explanatory

7. Due from Financial Institutions

Details of due from financial institutions as of December 31, 2016 and 2017, are as follows:

		Financial institutions	Interest rate(%)	2016		2017
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from Bank of Korea	Bank of Korea	0.00~1.53	￦	7,259,264	￦8,511,295
	Due from banks	KEB Hana Bank and others	0.00~1.86		1,233,368	2,267,778
	Due from others	Kyobo Securities Co., Ltd. and others	0.00~1.64		3,276,913	3,377,102

		Sub-total			11,769,545	14,156,175

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank of Korea and others	—		2,025,373	1,670,935
	Time deposits in foreign currencies	AOZORA BANK and others	0.11~6.40		808,253	775,917
	Due from others	Societe Generale and others	0.00~5.02		723,002	616,634

		Sub-total			3,556,628	3,063,486

		Total		￦	15,326,173	￦17,219,661

Restricted cash from financial institutions as of December 31, 2016 and 2017, are as follows:

		Financial Institutions	2016		2017		Reason for restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from Bank of Korea	Bank of Korea	￦	7,259,264	￦	8,511,295	Bank of Korea Act
	Due from banks	Citibank Korea Inc. and others		209,676		572,132	Deposits related to securitization and others
	Due from others	NH Investment Securities and others		580,655		371,398	Derivatives margin account and others

		Sub-total		8,049,595		9,454,825

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank of Korea and others		564,099		619,130	Bank of Korea Act and others
	Time deposit in foreign currencies	China Construction Bank NY Branch and others		24,170		29,650	Bank Act of the State of New York and others
	Due from others	Societe Generale and others		664,082		509,484	Derivatives margin account and others

		Sub-total		1,252,351		1,158,264

		Total	￦	9,301,946	￦	10,613,089